Consolidated STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Gain (Deficit)	Noncontrolling Interest	Total
Beginning Balance, Shares at Mar. 30, 2015
Beginning Balance, Amount at Mar. 30, 2015
Common Shares issued for cash, Shares	4,000,000
Common Shares issued for cash, Amount	$ 4,000				4,000
Net gain (loss)			6,334		6,334
Ending Balance, Shares at Jun. 30, 2015	4,000,000
Ending Balance, Amount at Jun. 30, 2015	$ 4,000		6,334		10,334
Beginning Balance, Shares at Mar. 30, 2015
Beginning Balance, Amount at Mar. 30, 2015
Net gain (loss)					(122,725)
Ending Balance, Shares at Jun. 30, 2018	5,080,000
Ending Balance, Amount at Jun. 30, 2018	$ 5,080	45,851	(122,725)	(3,771)	(75,565)
Beginning Balance, Shares at Jun. 30, 2015	4,000,000
Beginning Balance, Amount at Jun. 30, 2015	$ 4,000		6,334		10,334
Net gain (loss)			(3,625)		(3,625)
Ending Balance, Shares at Jun. 30, 2016	4,000,000
Ending Balance, Amount at Jun. 30, 2016	$ 4,000		2,708		6,708
Common Shares issued for cash, Shares	1,080,000
Common Shares issued for cash, Amount	$ 1,080	42,120			43,200
Net gain (loss)			(53,102)		(53,102)
Ending Balance, Shares at Jun. 30, 2017	5,080,000
Ending Balance, Amount at Jun. 30, 2017	$ 5,080	42,120	(50,394)		(3,194)
Shareholder contribution (change in control)		3,731			3,731
Net gain (loss)			6,107		6,107
Ending Balance, Shares at Mar. 31, 2018	5,080,000
Ending Balance, Amount at Mar. 31, 2018	$ 5,080	45,851	(44,287)		6,644
Beginning Balance, Shares at Jun. 30, 2017	5,080,000
Beginning Balance, Amount at Jun. 30, 2017	$ 5,080	42,120	(50,394)		(3,194)
Shareholder contribution (change in control)		3,731			3,731
Net gain (loss)			(72,331)	(3,771)	(72,331)
Ending Balance, Shares at Jun. 30, 2018	5,080,000
Ending Balance, Amount at Jun. 30, 2018	$ 5,080	45,851	(122,725)	(3,771)	(75,565)
Net gain (loss)			(426,007)		(426,007)
Ending Balance, Shares at Mar. 31, 2019	5,080,000
Ending Balance, Amount at Mar. 31, 2019	$ 5,080	$ 45,851	$ (548,732)	$ (3,771)	$ (501,572)